Cover Page.	May 20, 2020
Document Type	8-K
Document Period End Date	May 20, 2020
Entity Registrant Name	Oaktree Capital Group, LLC
Entity Central Index Key	0001403528
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35500
Entity Tax Identification Number	26-0174894
Entity Address, Address Line One	333 South Grand Avenue, 28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A Preferred Stock
Title of 12(b) Security	6.625% Series A preferred units
Trading Symbol	OAK-PA
Security Exchange Name	NYSE
Series B Preferred Stock
Title of 12(b) Security	6.550% Series B preferred units
Trading Symbol	OAK-PB
Security Exchange Name	NYSE